Non-Controlling Interests - Summary of Redeemable Non-Controlling Interest Activities (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Abstract]
Balance at the beginning of the period	¥ 44,896,428		¥ 39,208,619	¥ 36,304,276
Add: Capital contribution			2,500,000
Less: Comprehensive loss	(2,582,632)		(2,820,682)	(3,181,199)
Accretion of redeemable non-controlling interests	6,184,572		6,008,491	6,085,542
Balance at the end of the period	¥ 48,498,368	$ 7,432,700	¥ 44,896,428	¥ 39,208,619